Segmented Information - Segmented Revenue by Geographical Location of Customer (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Segmented Information
Geographical revenue	$ 143,393	$ 123,011	$ 280,007	$ 239,406
United States
Segmented Information
Geographical revenue	96,822	78,569	187,338	147,633
Europe, Middle-East and Africa
Segmented Information
Geographical revenue	33,652	30,746	67,307	65,377
Canada
Segmented Information
Geographical revenue	8,337	9,171	16,624	17,457
Asia Pacific
Segmented Information
Geographical revenue	$ 4,582	$ 4,525	$ 8,738	$ 8,939